Borrowings Related to Securitization Entities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Variable Interest Entity [Line Items]
Principal amount		$ 287		$ 363
Borrowings related to securitization entities	329	336		396
GFCM LLC, due 2035, 5.2541%
Variable Interest Entity [Line Items]
Principal amount		97		147
Borrowings related to securitization entities		97		147
GFCM LLC, due 2035, 5.7426%
Variable Interest Entity [Line Items]
Principal amount		113		113
Borrowings related to securitization entities		113		113
Genworth Special Purpose Two, LLC, due 2023, 6.0175%
Variable Interest Entity [Line Items]
Principal amount		65		88
Borrowings related to securitization entities		65		88
Marvel Finance 2007-1 LLC, due 2017
Variable Interest Entity [Line Items]
Principal amount		0	[1],[2]	3	[1],[2]
Borrowings related to securitization entities		0	[1],[2]	0	[1],[2]
Marvel Finance 2007-4 LLC, due 2017
Variable Interest Entity [Line Items]
Principal amount		12	[1],[2]	12	[1],[2]
Borrowings related to securitization entities		7	[1],[2]	6	[1],[2]
Genworth Special Purpose Five, LLC, due 2040
Variable Interest Entity [Line Items]
Principal amount		0	[1],[2],[3]	0	[1],[2],[3]
Borrowings related to securitization entities		$ 54	[1],[2]	$ 42	[1],[2]

[1]	Accrual of interest based on three-month LIBOR that resets every three months plus a fixed margin.
[2]	Carrying value represents fair value as a result of electing fair value option for these liabilities.
[3]	Principal amount not applicable. Notional balance was $117 million.